Document and Entity Information	May 07, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Period End date	May 07, 2020
Entity Registrant Name	KOHL’S CORP
Entity Central Index Key	0000885639
Emerging Growth Company	false
Entity File Number	001-11084
Entity Incorporation, State or Country Code	WI
Entity Tax Identification Number	39-1630919
Entity Address, Address Line One	N56 W17000 Ridgewood Drive
Entity Address, City or Town	Menomonee Falls
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53051
City Area Code	262
Local Phone Number	703-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	KSS
Trading Exchange	NYSE